Accrued Expenses (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Payroll-related expenses	$ 7,348	$ 5,918	$ 5,396
Professional services expenses	8,105	4,000
Accrued legal expenses		0	171
Other accrued expenses	4,718	4,501
Other accrued expenses		8,501	10,906
Accrued expenses	$ 20,171	$ 14,419	$ 16,473